UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	June 30, 2009
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	07/21/2009
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

Russell Funds:	13F file Number:	28-01190


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                                                    FORM 13F INFORMATION TABLE
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NAME	                        TITLE	     CUSIP	VALUE	  SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	         DSCRETN  MANAGERS SOLE	         NONE

Amazon.com Inc.			COMMON STOCK 023135106	63,553	    759,661	  X		    722,711	  36,950
American Express Co.		COMMON STOCK 025816109	40,473	  1,741,528	  X		  1,645,828	  95,700
Apple Inc.			COMMON STOCK 037833100	47,712	    334,986	  X		    318,036	  16,950
Automatic Data Processing, Inc.	COMMON STOCK 053015103	64,971	  1,833,281	  X		  1,740,381	  92,900
Cerner Corp.			COMMON STOCK 156782104	12,940	    207,733	  X		    197,083	  10,650
Coca Cola Company		COMMON STOCK 191216100	66,402	  1,383,658	  X		  1,316,158	  67,500
Dentsply International Inc.	COMMON STOCK 249030107	   327	     10,700	  X		     10,700	       0
Ecolab Inc.			COMMON STOCK 278865100	44,397	  1,138,687	  X		  1,082,487	  56,200
Fastenal Co.			COMMON STOCK 311900104	29,552	    890,921	  X		    844,521	  46,400
Genzyme Corp.			COMMON STOCK 372917104	66,177	  1,188,743	  X		  1,131,943	  56,800
Google Inc.			COMMON STOCK 38259P508	63,294	    150,132	  X		    142,882	   7,250
Henry Schein Inc.		COMMON STOCK 806407102	31,940	    666,110	  X		    632,460	  33,650
Lowe's Co. Inc.			COMMON STOCK 548661107	44,113	  2,272,676	  X		  2,154,176	 118,500
Marriott International Inc.	COMMON STOCK 571903202	28,728	  1,301,684	  X		  1,235,335	  66,349
Medtronic Inc.			COMMON STOCK 585055106	31,646	    907,008	  X		    860,308	  46,700
Microsoft Corp.			COMMON STOCK 594918104	48,962	  2,059,803	  X		  1,952,803	 107,000
Monsanto Co.			COMMON STOCK 61166w101	27,545	    370,530	  X		    351,170	  19,360
National Oilwell Varco, Inc.	COMMON STOCK 637071101	64,564	  1,976,864	  X		  1,883,214	  93,650
Oracle Corp.			COMMON STOCK 68389x105	46,849	  2,187,159	  X		  2,070,259	 116,900
Pepsico Inc.			COMMON STOCK 713448108	38,185	    694,775	  X		    658,935	  35,840
Procter & Gamble Co.		COMMON STOCK 742718109	40,932	    801,008	  X		    760,008	  41,000
Qualcomm Inc.			COMMON STOCK 747525103	59,961	  1,326,575	  X		  1,258,675	  67,900
SAP AG ADR			COMMON STOCK 803054204	54,269	  1,350,306	  X		  1,282,156	  68,150
Schlumberger 			COMMON STOCK 806857108	42,113	    778,284	  X		    737,784	  40,500
Staples Inc.			COMMON STOCK 855030102	77,012	  3,816,233	  X		  3,628,033	 188,200
Starbucks Corporation		COMMON STOCK 855244109	43,712	  3,147,033	  X		  2,983,033	 164,000
State Street Corp.		COMMON STOCK 857477103	73,290	  1,552,748	  X		  1,480,248	  72,500
Sysco Corp. 			COMMON STOCK 871829107	56,155	  2,497,994	  X		  2,375,294	 122,700
Teva Pharmaceuticals Ind. ADR	COMMON STOCK 881624209	79,389	  1,609,024	  X		  1,530,624	  78,400
Visa Inc.			COMMON STOCK 92826c839	75,306	  1,209,535	  X		  1,150,535	  59,000
Zimmer Holdings Inc.		COMMON STOCK 98956p102	44,613	  1,047,253	  X		    993,053	  54,200

Total						     1,509,081


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